Average Annual Total Returns{- Fidelity Conservative Income Municipal Bond Fund} - 12.31 Fidelity Conservative Income Municipal Bond Fund Retail PRO-09 - Fidelity Conservative Income Municipal Bond Fund
	Fidelity Conservative Income Municipal Bond Fund Return Before Taxes Past 1 year	Fidelity Conservative Income Municipal Bond Fund Return Before Taxes Past 5 years	Fidelity Conservative Income Municipal Bond Fund Return Before Taxes Since Inception		Fidelity Conservative Income Municipal Bond Fund After Taxes on Distributions Past 1 year	Fidelity Conservative Income Municipal Bond Fund After Taxes on Distributions Past 5 years	Fidelity Conservative Income Municipal Bond Fund After Taxes on Distributions Since Inception		Fidelity Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Since Inception		LB319 Past 1 year	LB319 Past 5 years	LB319 Since Inception		F1872 Past 1 year	F1872 Past 5 years	F1872 Since Inception
Total	0.78%	1.05%	0.85%	[1]	0.77%	1.04%	0.84%	[1]	0.77%	1.04%	0.83%	[1]	1.76%	1.43%	1.18%	[1]	1.22%	1.22%	0.95%	[1]

[1]	(a)From October 15, 2013